COMMITMENTS:	12 Months Ended
Dec. 31, 2019
COMMITMENTS:
COMMITMENTS:

NOTE 5 - COMMITMENTS:

A.    Royalty Commitments:

1.    Liability for royalty payments to the Israel Innovation Authority

The Company is obligated to pay royalties to the Israel Innovation Authority (the "IIA") on proceeds from the sale of products developed from research and development activities that were partially funded by grants from the IIA, relating to inodiftagene, development of which the Company discontinued in 2019. See Note 1 above for details.

Under the specific terms of the funding arrangements with the IIA, royalties of 3.5% to 25% are payable on the sale of products developed with funding received from the IIA, which payments shall not exceed, in the aggregate, 300% of the amount of the grant received (dollar linked), plus interest at annual rate based on LIBOR.

As of December 31, 2019, the Company had recognized and received grants (cumulatively) from the IIA in the amount of $4 million. At the time the Company received the grants, successful development of the program was not probable and, accordingly, no related liability has been recognized in the financial statements.

The Company did not receive any grants from the IIA for the years ended December 31, 2019, and 2018.

2.    Liability for royalty payments to the Israel Innovation Authority

The research and development activities of the Group relating to inodiftagene, development of which the Company discontinued in 2019, were based on an exclusive license granted to the Group to use patent-protected technology and/or applications for the registration of patents developed by the Group.

The rights to these patents originally belonged to Yissum Technology Transfer, the research development Company of The Hebrew University of Jerusalem (hereinafter, “Yissum”). Under the 2005 license agreement between Yissum and the Group, as amended (the “License Agreement"), Yissum granted an exclusive license to the Group for the global development, use, manufacture and commercialization of products that are based on the patents. In return, the Group undertook to pay royalties to Yissum.

The Group does not recognize a liability for royalties until the event underlying the liability actually probable and reasonably and therefore the financial statements do not include a liability for these royalties.

B.    Restructuring

Restructuring provisions are recognized for the direct expenditures arising from restructuring initiatives, where the plans are sufficiently detailed and where appropriate communication has been made to those affected.

The Company has recorded restructuring expenses related principally to  contract termination costs due to the discontinuation of the clinical trials to clinical research organizations (CRO’s) and manufacturers and contractual involuntary termination benefits to employees which have been accounted for as ongoing benefit arrangements and associated termination costs related to the reduction of its workforce.

One-time termination benefits are expensed at the date the employees are notified, unless the employees must provide future services beyond a minimum retention period, in which case the benefits are expensed ratably over the future service periods. A provision for contract termination costs, in which a contract is terminated or the entity will continue to incur costs pursuant to contract for its remaining term without economic benefit, is recognized only when the contract is terminated or when the entity permanently ceases using the rights granted under the contract.

In November 2019 the Company decided to discontinue its Phase 2 Codex study in patients with BCG-unresponsive NMIBC. In connection with this decision, the Company is required to make certain payments under contracts with clinical research organizations (CROs) and with manufactures of the drug in order to terminate the contracts and close the trials. This restructuring plan included a reduction in the workforce of seven employees.

In January 2020 the Board of Directors approved management’s recommendation to close the Company’s office and laboratories located in Israel. See also Note 10 "Subsequent Events" below.

The following table represents a roll forward of the restructuring and other activities noted above:

	CRO,
	manufacturing
	and other	Severance-
	related	related	Total
Expenses	2,979	371	3,350
Paid or utilized	(407)	(35)	(442)
December 31, 2019	2,572	336	2,908

C.    Acquisition

In September 2019, the Company announced that its fully-owned subsidiary, Anchiano Therapeutics, Inc. entered into an option to license agreement with ADT Pharmaceuticals, LLC (“ADT”). Pursuant to the terms and conditions set forth in the agreement, the parties agreed to conduct research and development activities of novel small-molecule inhibitors (RAS and PDE10/β-catenin). As part of the arrangement, the Group is primarily responsible for the research, development, manufacturing and regulatory activities and ADT assists with the research activities as necessary in exchange for a quarterly fee from Anchiano. In connection with the agreement, ADT also granted Anchiano exclusive rights to research, develop, manufacture and commercialize the aforementioned compounds relating to patents owned by ADT and any products containing such compounds worldwide. In consideration for the rights granted under the agreement, Anchiano committed to pay ADT (i) a $3 million upfront fee; (ii) a fee upon transfer of the know-how and intellectual property rights to the Company; and then (iii) additional payments, including milestone and royalty payments. Anchiano may terminate the agreement at any time in its entirety or on a compound-by-compound basis after providing 90 days written notice to ADT. The Company accounted for the upfront fee as a research and development expense.